24 Shareholders' equity (Details 2)	12 Months Ended
	Dec. 31, 2020 Number R$ / shares	Dec. 31, 2019 Number R$ / shares	Dec. 31, 2018 Number R$ / shares
Shares
Granted in the year | Number	(70)	765	1,378
Canceled in the year | Number		(126)	(229)
Exercised in the year | Number	(489)	(1,080)	(697)
Expired in the year | Number	(126)	(161)	(236)
Open at year end | Number	1,468	2,153	2,755
Total exercised on December 31, 2018 | Number	1,468	2,153	2,755
Weighted average exercise price
Granted in the year | R$ / shares	R$ 42.59	R$ 30.55	R$ 30.91
Canceled in the year | R$ / shares		31.75	38.64
Exercised in the year | R$ / shares	23.93	21.55	31.96
Expired in the year | R$ / shares	42.44	16.74	68.62
Open at year end | R$ / shares	30.71	30.25	26.03
Total exercised on December 31, 2019 | R$ / shares	R$ 30.71	R$ 30.25	R$ 26.03
Weighted average remaining term
Open at year end	10 months 17 days	1 year 6 months	1 year 4 months 13 days
Total exercised on December 31, 2019	10 months 17 days	1 year 6 months	1 year 4 months 13 days